PART B
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2020
(For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and
Highest Daily Lifetime® Income v3.0 Optional Benefits)
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACT
This variable annuity contract is issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $10,000. Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated April 27, 2020 (For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and Highest Daily Lifetime® Income v3.0 Optional Benefits). To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
The Prudential Premier® Retirement Variable is a service mark of The Prudential Insurance Company of America

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $747,107,473.30, $739,108,837.11 and $633,385,857.43 in 2019, 2018 and 2017, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2019) received payment with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2019, non-cash compensation received by Firms and Entities ranged from $1.00 to $433,912.73. During 2019, cash compensation received by Firms ranged from $1.10 to $18,272,777.70.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Options section of the prospectus for information on name changes.

PREMIER RETIREMENT VARIABLE ANNUITY (contracts issued on or after 2-25-2013 and before 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$10.94292	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/25/2013 to 12/31/2013	$12.06977	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/25/2013 to 12/31/2013	$10.76417	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.58934	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/25/2013 to 12/31/2013	$12.32384	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/25/2013 to 12/31/2013	$13.91692	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.05144	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216
AST Cohen & Steers Global Realty Portfolio
02/25/2013 to 12/31/2013	$11.59102	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/25/2013 to 12/31/2013	$10.39132	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/25/2013 to 12/31/2013	$10.46770	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/25/2013 to 12/31/2013	$11.29421	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$14.64562	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/25/2013 to 12/31/2013	$10.06103	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
02/25/2013 to 12/31/2013	$12.95877	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$8.72629	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832
AST International Growth Portfolio
02/25/2013 to 12/31/2013	$9.32941	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/25/2013 to 12/31/2013	$9.28094	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/25/2013 to 12/31/2013	$11.40115	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/25/2013 to 12/31/2013	$9.80820	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.71181	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.10364	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$11.00756	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/25/2013 to 12/31/2013	$12.64462	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745
AST MFS Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.63598	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/25/2013 to 12/31/2013	$11.89741	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$14.73712	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.93362	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
02/25/2013 to 12/31/2013	$10.25785	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.35550	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.14604	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/25/2013 to 12/31/2013	$10.89139	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624
AST Small-Cap Growth Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.09277	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.82256	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046
AST Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.92194	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.19664	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.08062	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$9.62959	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/25/2013 to 12/31/2013	$10.67585	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899
AST Templeton Global Bond Portfolio
02/25/2013 to 12/31/2013	$12.68776	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$12.36879	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
02/25/2013 to 12/31/2013	$9.88981	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
02/25/2013 to 12/31/2013	$12.39898	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT VARIABLE ANNUITY (contracts issued on or after 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$11.63324	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/10/2014 to 12/31/2014	$13.51245	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/10/2014 to 12/31/2014	$11.63782	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.04682	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/10/2014 to 12/31/2014	$12.02186	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/10/2014 to 12/31/2014	$13.72982	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125
AST Capital Growth Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$12.82682	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
02/10/2014 to 12/31/2014	$11.91595	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/10/2014 to 12/31/2014	$10.90364	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/10/2014 to 12/31/2014	$11.44018	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/10/2014 to 12/31/2014	$11.89128	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$18.20133	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/10/2014 to 12/31/2014	$9.96601	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453
AST High Yield Portfolio
02/10/2014 to 12/31/2014	$13.65952	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.17406	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
02/10/2014 to 12/31/2014	$10.50801	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/10/2014 to 12/31/2014	$10.46985	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/10/2014 to 12/31/2014	$12.69931	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/10/2014 to 12/31/2014	$10.82390	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/10/2014 to 12/31/2014	$12.63666	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165
AST Jennison Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.67253	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$14.11243	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/10/2014 to 12/31/2014	$14.80001	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.96749	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/10/2014 to 12/31/2014	$15.36752	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.27312	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$15.19106	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900
AST Parametric Emerging Markets Equity Portfolio
02/10/2014 to 12/31/2014	$9.75125	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.16876	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.41741	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/10/2014 to 12/31/2014	$13.18207	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
02/10/2014 to 12/31/2014	$15.05855	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.48112	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046
AST Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.56767	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.66684	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.20573	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.67883	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/10/2014 to 12/31/2014	$11.73647	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899
AST Templeton Global Bond Portfolio
02/10/2014 to 12/31/2014	$12.13275	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.93758	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
02/10/2014 to 12/31/2014	$11.25099	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
02/10/2014 to 12/31/2014	$12.29273	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

HISTORICAL ROLL-UP RATES AND WITHDRAWAL PERCENTAGES
THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 10, 2014 AND OCTOBER 14, 2017.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2017. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5%	4.5%
70 – 84	5%	4.5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2017 AND MARCH 14, 2018.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after March 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5.6%	5.1%
70 – 84	5.6%	5.1%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2018 AND JUNE 14, 2018.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after June 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5.6%	5.1%
70 – 84	5.6%	5.1%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2018 AND AUGUST 14, 2018.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after August 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3.15%	2.65%
55 - 59	3.65%	3.15%
60 – 64	4.15%	3.65%
65 – 69	5.75%	5.25%
70 – 84	5.75%	5.25%
85+	6.15%	5.65%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2018 AND DECEMBER 14, 2018.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after December 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.5% Compounded Daily Growth
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3.15%	2.65%
55 - 59	3.65%	3.15%
60 – 64	4.15%	3.65%
65 – 69	5.75%	5.25%
70 – 84	5.75%	5.25%
85+	6.15%	5.65%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2018 AND JANUARY 14, 2019.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.5% Compounded Daily Growth
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3.40%	2.90%
55 - 59	3.90%	3.40%
60 – 64	4.80%	4.30%
65 – 69	5.80%	5.30%
70 – 84	5.80%	5.30%
85+	6.20%	5.70%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2019 AND JULY 14, 2019.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.5% Effective
Compounded Daily
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3.40%	2.90%
55 - 59	3.90%	3.40%
60 – 64	4.80%	4.30%
65 – 69	5.80%	5.30%
70 – 84	5.80%	5.30%
85+	6.20%	5.70%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2019 AND SEPTEMBER 14, 2019
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after September 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.00% Annual Effective
Compounded Daily
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3.20%	2.70%
55 - 59	3.70%	3.20%
60 – 64	4.60%	4.10%
65 – 69	5.60%	5.10%
70 – 84	5.60%	5.10%
85+	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2019 AND OCTOBER 14, 2019
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.00% Annual Effective
Compounded Daily
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	3.05%	2.55%
55 - 59	3.55%	3.05%
60 – 64	4.50%	4.00%
65 – 69	5.45%	4.95%
70 – 84	5.45%	4.95%
85+	5.85%	5.35%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2019 AND MARCH 31, 2020
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after April 1, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5.00% Annual Effective
Compounded Daily
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	2.95%	2.45%
55 - 59	3.45%	2.95%
60 – 64	4.50%	4.00%
65 – 69	5.35%	4.85%
70 – 84	5.35%	4.85%
85+	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 1, 2020 AND APRIL 30, 2020.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after May 1, 2020 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0
Roll-up Rate:
3.75% Annual Effective
Compounded Daily
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Age	Single Percentage	Spousal Percentage
50 - 54	2.60%	2.10%
55 - 59	3.10%	2.60%
60 – 64	4.15%	3.65%
65 – 69	5.00%	4.50%
70 – 84	5.00%	4.50%
85+	5.40%	4.90%